Other gains (losses), net (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 27, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		$ 9,773	$ 6,890	$ (7,617)
Others		14,509	9,609	5,504
Total		24,282	16,499	(2,113)
Suzhou Changjiang Electric Xinke Investment Co., Ltd. ("Changjiang Xinke")
Other gains or losses, net
Gain arising from disposal agreement	$ 18,500
Loss of potential cash compensation accrued			12,500
Cross currency swap contracts - cash flow hedges
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		2,265	2,150	(14,989)
Cross currency swap contracts
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		1,158
Foreign currency forward contracts
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		(2,108)	2,109
Financial products sold by banks
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		6,443	1,087	4,651
Equity securities
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL		$ 2,015
Other derivative financial instruments
Other gains or losses, net
Net gain (loss) arising on financial instruments at FVTPL			$ 1,544	$ 2,721